LIQUIDITY	3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2022	Jun. 30, 2022	Sep. 30, 2022	Dec. 31, 2021
Liquidity
LIQUIDITY

NOTE 2.LIQUIDITY

Overview

The Company intends to pursue measures to grow its operations, streamline its cost infrastructure and otherwise increase liquidity, including: (i) refinancing or repaying debt to reduce interest costs and mandatory principal repayments, with such repayment to be funded through potentially expanding borrowing arrangements with certain lenders; (ii) increasing future lease revenue through acquisitions and investments in existing properties; (iii) modifying the terms of existing leases; (iv) replacing certain tenants who default on their lease payment terms; and (v) reducing other and general and administrative expenses.

Management anticipates access to several sources of liquidity, including cash on hand, cash flows from operations, and debt refinancing during the twelve months following the date of this filing. At March 31, 2022, the Company had $4.5 million in unrestricted cash. Unrestricted cash includes a Medicaid overpayment of $1.5 million received on September 30, 2021 that the Company expects to repay in the near future. The overpayment is recorded in Accrued Expenses in the Company’s consolidated balance sheets as of March 31, 2022 and December 31, 2021.

During the three months ended March 31, 2022, the Company’s cash flow from operations was a negative $1.6 million primarily due to unpaid rent payments. Management anticipates collecting a portion of the past due rent after the filing date and is currently negotiating various methods to collect the remaining unpaid rent. Cash flow from operations in the future, will be based on the operational performance of the facilities under Peach Health’s management, as well as continued uncertainty of the COVID-19 pandemic and its impact on the Company’s business, financial condition and results of operations

Series A Preferred Exchange Offer

In February 2022, the Company commenced an offer to exchange (the “Exchange Offer”) any and all of its outstanding 10.875% Series A Cumulative Redeemable Preferred Shares (the “Series A Preferred Stock”) for newly issued shares of the Company’s 12.5% Series B Cumulative Redeemable Preferred Shares (the “Series B Preferred Stock”). The Exchange Offer, as extended will expire on May 31, 2022, unless re-extended or earlier terminated by the Company. The Exchange Offer is the culmination of on-going efforts to investigate alternatives to retire or refinance our outstanding Series A Preferred Stock through privately negotiated transactions, open market repurchases, redemptions, exchange offers, tender offers, or otherwise.

Series A Preferred Dividend Suspension

On June 8, 2018, the board of directors of Regional (the “Board”) indefinitely suspended quarterly dividend payments with respect to the 10.875% Series A Cumulative Redeemable Preferred Shares (the “Series A Preferred Stock”). As of March 31, 2022, as a result of the suspension of the dividend payment on the Series A Preferred Stock commencing with the fourth quarter 2017 dividend period, the Company has $39.1 million of undeclared Series A Preferred Stock dividends in arrears. The Board believes that the dividend suspension will provide the Company with additional funds to meet, in part, its ongoing liquidity needs. As the Company has failed to pay cash dividends on the outstanding Series A Preferred Stock in full for more than four dividend periods, the annual dividend rate on the Series A Preferred Stock for the fifth and future missed dividend periods has increased to 12.875%, which is equivalent to $3.20 per share each year, commencing on the first day after the missed fourth quarterly payment (October 1, 2018) and continuing until the second consecutive dividend payment date following such time as the Company has paid all accumulated and unpaid dividends on the Series A Preferred Stock in full in cash.

Debt

As of March 31, 2022, the Company had $52.9 million in indebtedness, net of $1.3 million deferred financing, and unamortized discounts. The Company anticipates net principal repayments of approximately $2.3 million during the next twelve-month period, approximately $1.7 million of routine debt service amortization, $0.7 million of current maturities of other debt (including $0.1 million related to insurance financing for the Tara Facility operations), and a $0.1 million payment of bond debt.

Debt Extinguishment. On August 13, 2021, the Company received official notification from Fountainhead Commercial Capital, providers of our $0.2 million Paycheck Protection Program Loan (“PPP Loan), that the full $0.2 million was forgiven by the SBA on July 9, 2021. Consequently the Company recorded a net gain of approximately $0.2 million on forgiveness of debt during the year ended December 31, 2021.

On September 30, 2021 the Company and the Exchange Bank of Alabama executed a $5.1 million Promissory Note with a 3.95% annual fixed interest rate and maturity date of October 10, 2026 (the “Coosa Credit Facility”). The Coosa Credit Facility, refinanced $5.1 million prime + 1.5% variable interest rate debt owed to Metro City Bank with a maturity date of January 31, 2036, (the “Coosa MCB Loan”). In conjunction with this Coosa Facility refinance, the Company and the Exchange Bank of Alabama signed an agreement on October 1, 2021, (the “Meadowood Credit Facility”), that extended the maturity date on the $3.5 million Meadowood Credit Facility, as amended, in senior debt other mortgage indebtedness secured by the assets of Coosa and the assets of Meadowood, from May 1, 2022 to October 1, 2026.

The Coosa Credit Facility is secured by the assets of the Company’s subsidiary Coosa Nursing ADK, LLC (“Coosa”) which owns the 124-bed skilled nursing facility located in Glencoe, Alabama (the “Coosa Facility”) and the assets of the Company’s subsidiary Meadowood Property Holdings, LLC (“Meadowood”) which owns the 106-bed assisted living facility located in Glencoe, Alabama (the “Meadowood Facility”). The Company incurred approximately $0.1 million in new deferred financing fees and expensed approximately $0.1 million deferred financing fees associated with the Coosa MCB Loan.

Additionally on August 17, 2021, the Company extended the maturity date on approximately $0.5 million other debt from August 25, 2021 to August 25, 2023 (known as the “KeyBank Exit Notes”). For further information, see Note 8 – Notes Payable and Other Debt.

Debt Covenant Compliance

At March 31, 2022, the Company was in compliance with the various financial and administrative covenants related to all of the Company’s credit facilities.

Changes in Operational Liquidity

Effective as of February 1, 2022, the Company, through its subsidiary ADK Georgia, received a rent deferral from the Landlord of seven nursing home facilities located in Georgia. Under this agreement, rent of $40,000 per month is deferred for a 24-month period beginning February 1, 2022 and ending January 31, 2024. All deferred rent shall be payable to the Landlord in 24 installments beginning February 2024. Payments of deferred rent shall be in addition to any rent or additional rent otherwise due and payable under the lease.

In May 2022, the Company became the approved and licensed operator of two additional SNFs. Refer to Note 13 Subsequent Events for information on these transactions.

The Tara Facility operations performance, with a net loss of $1.8 million, subsequent to the Wellington Transition, during the twelve months ended December 31, 2021, were insufficient to cover any of the rent the Company was obligated to pay under its lease. On January 1, 2021, the Company entered into the Vero Management Agreement with Vero Health under which Vero Health provided management consulting services for the Tara Facility, which the Company now operates. On September 21, 2021, the Company notified Vero Health of Regional’s intention to terminate the Vero Management Agreement, effective October 1, 2021.

Regional will continue to operate the Tara Facility and has entered into the Peach Management Agreement with Peach Health dated as of September 22, 2021 and effective October 1, 2021 to provide management consulting services for the Tara Facility. Affiliates of Peach Health also lease from Regional three facilities located in Georgia. The fixed Management fee Regional will pay Peach Health is 1% less than under the Vero Management Agreement with additional percentages for meeting specified performance targets. For further information on the Peach Management Agreement see Note 6 – Leases and Note 12 – Segment Results for information on the Tara Facility performance.

For the first six months, the base rent under the Powder Springs (PS) Sublease for the Powder Springs Facility equaled the adjusted earnings before interest, depreciation, amortization and rent (“Adjusted EBITDAR) of PS Operator to the extent derived from the subleased facility. For months seven through twenty-four, the base rent will equal 80% of the Adjusted EBITDAR.

For the first three months, if Adjusted EBITDAR (as defined in the PS Sublease) was less than $0, PS Operator would not pay any base rent and the Company would reimburse PS Operator an amount equal to the amount by which each period’s Adjusted EBITDAR was less than $0. Beginning with the fourth month and thereafter, the PS Sublease became a “triple net” lease with PS Operator responsible for payment of all expenses in addition to rent. Under the Vero Management Agreement, Regional agreed to pay Vero Health a monthly management fee equal to 5% of the Adjusted Gross Revenues (as defined in the Vero Management Agreement) for the Tara Facility and under the Peach Management Agreement Regional agreed to pay a monthly management fee equal to 4% with additional percentages for meeting specified performance targets. The Company will absorb all net profits or losses from the operation of the Tara Facility.

If the monthly average Adjusted EBITDAR of PS Operator is less than $100,000 for any consecutive three-month period after the sixth month of the PS Sublease, then the Company may terminate the PS Sublease subject to the conditions set forth in the PS Sublease.

Following the Wellington Lease Termination, effective January 1, 2021, Regional leased the Powder Springs Facility to PS Operator LLC (“PS Operator”), an affiliate of Empire, pursuant to a sublease (the “PS Sublease”). During the three months ended March 31, 2022, the Company recognized $450,000 of variable rent for the Powder Springs Facility.

The prior leases had a contracted cash rent of approximately $3.7 million for the twelve months ended December 31, 2021, which the above variable streams of income are replacing.

The Company is current with all of its Notes payable and other debt as described in Note 8 – Notes Payable and Other Debt. The Company has benefited from certain, now expired, stimulus measures made available to it through the CARES Act enacted by Congress in response to the COVID-19 pandemic which allowed for, among other things: (i) a deferral of debt service payments on U.S. Department of Agriculture (“USDA”) loans to maturity; (ii) an allowance for debt service payments to be made out of replacement reserve accounts for U.S. Department of Housing and Urban Development (“HUD”) loans; and (iii) debt service payments to be made by the U.S. Small Business Administration (the “SBA”) on all SBA loans. For further information, see Note 8 – Notes Payable and Other Debt.

Evaluation of the Company’s Ability to Continue as a Going Concern

Under the accounting guidance related to the presentation of financial statements, the Company is required to evaluate, on a quarterly basis, whether or not the Company’s current financial condition, including its sources of liquidity at the date that the consolidated financial statements are issued, will enable the Company to meet its obligations as they come due arising within one year of the date of the issuance of the Company’s consolidated financial statements and to make a determination as to whether or not it is probable, under the application of this accounting guidance, that the Company will be able to continue as a going concern. The Company’s consolidated financial statements have been presented on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business.

In applying applicable accounting guidance, management considered the Company’s current financial condition and liquidity sources, including current funds available, forecasted future cash flows, the Company’s obligations due over the next twelve months, and the Company’s recurring business operating expenses.

The Company concludes that it is probable that the Company will be able to meet its obligations arising within one year of the date of issuance of these consolidated financial statements within the parameters set forth in the accounting guidance.

NOTE 2. LIQUIDITY

Overview

The Company intends to pursue measures to grow its operations, streamline its cost infrastructure and otherwise increase liquidity, including: (i) refinancing or repaying debt to reduce interest costs and mandatory principal repayments, with such repayment to be funded through potentially expanding borrowing arrangements with certain lenders; (ii) increasing future lease revenue through acquisitions and investments in existing properties; (iii) modifying the terms of existing leases; (iv) replacing certain tenants who default on their lease payment terms; and (v) reducing other and general and administrative expenses.

Management anticipates access to several sources of liquidity, including cash on hand, cash flows from operations, and debt refinancing during the twelve months following the date of this filing. At June 30, 2022, the Company had $2.6 million in unrestricted cash. Unrestricted cash includes a Medicaid overpayment of $1.5 million received on September 30, 2021 that the Company expects to repay in the near future. The overpayment is recorded in Accrued Expenses in the Company’s consolidated balance sheets as of June 30, 2022 and December 31, 2021.

During the six months ended June 30, 2022, the Company’s cash flow from operations was a negative $2.8 million primarily due to unpaid rent payments and working capital needs to transition operations of the LaGrange , Lumber City and Meadowood facilities. Management anticipates collecting a portion of the past due rent after the filing date and is currently negotiating various methods to collect the remaining unpaid rent. Since quarter end, the company collected or anticipates collecting $0.7 million. Cash flow from operations in the future, will be based on the operational performance of the facilities under Peach Health’s management, as well as continued uncertainty of the COVID-19 pandemic and its impact on the Company’s business, financial condition and results of operations.

Series A Preferred Exchange Offer

In February 2022, the Company commenced an offer to exchange (the “Exchange Offer”) any and all of its outstanding 10.875% Series A Cumulative Redeemable Preferred Shares (the “Series A Preferred Stock”) for newly issued shares of the Company’s 12.5% Series B Cumulative Redeemable Preferred Shares (the “Series B Preferred Stock”). On May 31, 2022, the Exchange Offer, was further extended until July 25, 2022. See Note 13, Subsequent Events. The Exchange Offer is the culmination of on-going efforts to investigate alternatives to retire or refinance our outstanding Series A Preferred Stock through privately negotiated transactions, open market repurchases, redemptions, exchange offers, tender offers, or otherwise.

Series A Preferred Dividend Suspension

On June 8, 2018, the board of directors of Regional (the “Board”) indefinitely suspended quarterly dividend payments with respect to the 10.875% Series A Cumulative Redeemable Preferred Shares (the “Series A Preferred Stock”). As of June 30, 2022, as a result of the suspension of the dividend payment on the Series A Preferred Stock commencing with the fourth quarter 2017 dividend period, the Company has $41.3 million of undeclared Series A Preferred Stock dividends in arrears. The Board believes that the dividend suspension will provide the Company with additional funds to meet, in part, its ongoing liquidity needs. As the Company has failed to pay cash dividends on the outstanding Series A Preferred Stock in full for more than four dividend periods, the annual dividend rate on the Series A Preferred Stock for the fifth and future missed dividend periods has increased to 12.875%, which is equivalent to $3.20 per share each year, commencing on the first day after the missed fourth quarterly payment (October 1, 2018) and continuing until the second consecutive dividend payment date following such time as the Company has paid all accumulated and unpaid dividends on the Series A Preferred Stock in full in cash.

Debt

As of June 30, 2022, the Company had $52.7 million in indebtedness, net of $1.1 million deferred financing, and unamortized discounts. The Company anticipates net principal repayments of approximately $2.5 million during the next twelve-month period, approximately $1.7 million of routine debt service amortization, $0.7 million of current maturities of other debt (including $0.1 million related to insurance financing for the Tara Facility operations), and a $0.1 million payment of bond debt.

Debt Extinguishment. On August 13, 2021, the Company received official notification from Fountainhead Commercial Capital, providers of our $0.2 million Paycheck Protection Program Loan (“PPP Loan), that the full $0.2 million was forgiven by the SBA on July 9, 2021. Consequently the Company recorded a net gain of approximately $0.2 million on forgiveness of debt during the year ended December 31, 2021.

On September 30, 2021 the Company and the Exchange Bank of Alabama executed a $5.1 million Promissory Note with a 3.95% annual fixed interest rate and maturity date of October 10, 2026 (the “Coosa Credit Facility”). The Coosa Credit Facility, refinanced $5.1 million prime + 1.5% variable interest rate debt owed to Metro City Bank with a maturity date of January 31, 2036, (the “Coosa MCB Loan”). In conjunction with this Coosa Facility refinance, the Company and the Exchange Bank of Alabama signed an agreement on October 1, 2021, (the “Meadowood Credit Facility”), that extended the maturity date on the $3.5 million Meadowood Credit Facility, as amended, in senior debt other mortgage indebtedness secured by the assets of Coosa and the assets of Meadowood, from May 1, 2022 to October 1, 2026.

The Coosa Credit Facility is secured by the assets of the Company’s subsidiary Coosa Nursing ADK, LLC (“Coosa”) which owns the 124-bed skilled nursing facility located in Glencoe, Alabama (the “Coosa Facility”) and the assets of the Company’s subsidiary Meadowood Property Holdings, LLC (“Meadowood”) which owns the 106-bed assisted living facility located in Glencoe, Alabama (the “Meadowood Facility”). The Company incurred approximately $0.1 million in new deferred financing fees and expensed approximately $0.1 million deferred financing fees associated with the Coosa MCB Loan.

Additionally on August 17, 2021, the Company extended the maturity date on approximately $0.5 million other debt from August 25, 2021 to August 25, 2023 (known as the “KeyBank Exit Notes”). For further information, see Note 8 – Notes Payable and Other Debt.

Debt Covenant Compliance

At June 30, 2022, the Company was in compliance with the various financial and administrative covenants related to all of the Company’s credit facilities.

Changes in Operational Liquidity

In April and May 2022, the Company became the licensed operator of three additional facilities in addition to operating the Tara facility. Facility operations requires significant working capital as operations ramp up.

Effective as of February 1, 2022, the Company, through its subsidiary ADK Georgia, received a rent deferral from the Landlord of seven nursing home facilities located in Georgia. Under this agreement, rent of $40,000 per month is deferred for a 24-month period beginning February 1, 2022 and ending January 31, 2024. All deferred rent shall be payable to the Landlord in 24 installments beginning February 2024. Payments of deferred rent shall be in addition to any rent or additional rent otherwise due and payable under the lease.

The Tara Facility operations performance, with a net loss of $0.3 million, subsequent to the Wellington Transition, during the eighteen months ended June 30, 2022, were insufficient to cover any of the rent the Company was obligated to pay under its lease. On January 1, 2021, the Company entered into the Vero Management Agreement with Vero Health under which Vero Health provided management consulting services for the Tara Facility, which the Company now operates. On September 21, 2021, the Company notified Vero Health of Regional’s intention to terminate the Vero Management Agreement, effective October 1, 2021.

Regional will continue to operate the Tara Facility and has entered into the Peach Management Agreement with Peach Health dated as of September 22, 2021 and effective October 1, 2021 to provide management consulting services for the Tara Facility. Affiliates of Peach Health also lease from Regional three facilities located in Georgia. The fixed Management fee Regional will pay Peach Health is 1% less than under the Vero Management Agreement with additional percentages for meeting specified performance targets. For further information on the Peach Management Agreement see Note 6 – Leases and Note 12 – Segment Results for information on the Tara Facility performance.

For the first six months, the base rent under the Powder Springs (“PS”) Sublease for the Powder Springs Facility equaled the adjusted earnings before interest, depreciation, amortization and rent (“Adjusted EBITDAR) of PS Operator, LLC (“PS Operator”) to the extent derived from the subleased facility. For months seven through twenty-four, the base rent will equal 80% of the Adjusted EBITDAR.

For the first three months, if Adjusted EBITDAR (as defined in the PS Sublease) was less than $0, PS Operator would not pay any base rent and the Company would reimburse PS Operator an amount equal to the amount by which each period’s Adjusted EBITDAR was less than $0. Beginning with the fourth month and thereafter, the PS Sublease became a “triple net” lease with PS Operator responsible for payment of all expenses in addition to rent. Under the Vero Management Agreement, Regional agreed to pay Vero Health a monthly management fee equal to 5% of the Adjusted Gross Revenues (as defined in the Vero Management Agreement) for the Tara Facility and under the Peach Management Agreement Regional agreed to pay a monthly management fee equal to 4% with additional percentages for meeting specified performance targets. The Company will absorb all net profits or losses from the operation of the Tara Facility.

If the monthly average Adjusted EBITDAR of PS Operator is less than $100,000 for any consecutive three-month period after the sixth month of the PS Sublease, then the Company may terminate the PS Sublease subject to the conditions set forth in the PS Sublease.

Following the Wellington Lease Termination, effective January 1, 2021, Regional leased the Powder Springs Facility to PS Operator LLC (“PS Operator”), an affiliate of Empire, pursuant to a sublease (the “PS Sublease”). During the three months ended June 30, 2022 and 2021, the Company recognized $0.3 million and $0.1 million, respectively, of variable rent for the Powder Springs Facility. During the six months ended June 30, 2022 and 2021, the Company recognized $0.7 million and $0.5 million, respectively, of variable rent for the Powder Springs Facility.

The prior leases had a contracted cash rent of approximately $3.7 million for the twelve months ended December 31, 2021, which the above variable streams of income are replacing.

The Company is current with all of its Notes payable and other debt as described in Note 8 – Notes Payable and Other Debt. The Company has benefited from certain, now expired, stimulus measures made available to it through the CARES Act enacted by Congress in response to the COVID-19 pandemic which allowed for, among other things: (i) a deferral of debt service payments on U.S. Department of Agriculture (“USDA”) loans to maturity; (ii) an allowance for debt service payments to be made out of replacement reserve accounts for U.S. Department of Housing and Urban Development (“HUD”) loans; and (iii) debt service payments to be made by the U.S. Small Business Administration (the “SBA”) on all SBA loans. For further information, see Note 8 – Notes Payable and Other Debt.

Evaluation of the Company’s Ability to Continue as a Going Concern

Under the accounting guidance related to the presentation of financial statements, the Company is required to evaluate, on a quarterly basis, whether or not the Company’s current financial condition, including its sources of liquidity at the date that the consolidated financial statements are issued, will enable the Company to meet its obligations as they come due arising within one year of the date of the issuance of the Company’s consolidated financial statements and to make a determination as to whether or not it is probable, under the application of this accounting guidance, that the Company will be able to continue as a going concern. The Company’s consolidated financial statements have been presented on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business.

In applying applicable accounting guidance, management considered the Company’s current financial condition and liquidity sources, including current funds available, forecasted future cash flows, the Company’s obligations due over the next twelve months, and the Company’s recurring business operating expenses.

The Company concludes that it is probable that the Company will be able to meet its obligations arising within one year of the date of issuance of these consolidated financial statements within the parameters set forth in the accounting guidance.

NOTE 2. LIQUIDITY

Overview

The Company intends to pursue measures to grow its operations, streamline its cost infrastructure and otherwise increase liquidity, including: (i) refinancing or repaying debt to reduce interest costs and mandatory principal repayments, with such repayment to be funded through potentially expanding borrowing arrangements with certain lenders; (ii) increasing future lease revenue through acquisitions and investments in existing properties; (iii) modifying the terms of existing leases; (iv) replacing certain tenants who default on their lease payment terms; and (v) reducing other and general and administrative expenses.

Management anticipates access to several sources of liquidity, including cash on hand, cash flows from operations, and debt refinancing during the twelve months following the date of this filing. At September 30, 2022, the Company had $2.4 million in unrestricted cash. Unrestricted cash includes a Medicaid overpayment of $1.5 million received on September 30, 2021 that the Company expects to repay in the near future. The overpayment is recorded in Accrued Expenses in the Company’s consolidated balance sheets as of September 30, 2022 and December 31, 2021.

During the nine months ended September 30, 2022, the Company’s cash used in operating activities was $2.2 million primarily due to unpaid rent payments and working capital needs to transition operations of the Glenvue, Thomasville, LaGrange, Lumber City and Meadowood facilities. The Company is seeking collection of the past due rent. In addition, management is working to expedite the time it takes to collect and receive aged receivables. Cash flow from operations in the future, will be based on the operational performance of the facilities under Peach Health’s management, as well as continued uncertainty of the COVID-19 pandemic and its impact on the Company’s business, financial condition and results of operations.

Series A Preferred Exchange Offer

In 2020, the Company began exploring alternatives to retire or refinance our outstanding Series A Preferred Stock through privately negotiated transactions, open market repurchases, redemptions, exchange offers, tender offers, or otherwise. In February 2022, the Company commenced an offer to exchange (the “Exchange Offer”) any and all of its outstanding 10.875% Series A Cumulative Redeemable Preferred Shares (the “Series A Preferred Stock”) for newly issued shares of the Company’s 12.5% Series B Cumulative Redeemable Preferred Shares (the “Series B Preferred Stock”). When the Company did not obtain the shareholder approval required in connection with the Exchange Offer, the Company terminated the Exchange Offer.

Series A Preferred Dividend Suspension

On June 8, 2018, the board of directors of Regional (the “Board”) indefinitely suspended quarterly dividend payments on the 10.875% Series A Preferred Stock. As of September 30, 2022, as a result of the suspension of the dividend payment on the Series A Preferred Stock commencing with the fourth quarter 2017 dividend period, the Company has $43.5 million of undeclared Series A Preferred Stock dividends in arrears. The Board believes that the dividend suspension will provide the Company with additional funds to meet, in part, its ongoing liquidity needs. As the Company has failed to pay cash dividends on the outstanding Series A Preferred Stock in full for more than four dividend periods, the annual dividend rate on the Series A Preferred Stock for the fifth and future missed dividend periods has increased to 12.875%, which is equivalent to $3.20 per share each year, commencing on the first day after the missed fourth quarterly payment (i.e. October 1, 2018) and continuing until the second consecutive dividend payment date following such time as the Company has fully paid all accumulated and unpaid dividends on the Series A Preferred Stock in cash.

Debt

As of September 30, 2022, the Company had $52.6 million in indebtedness, net of $1.2 million deferred financing costs and unamortized discounts. The Company anticipates net principal repayments of approximately $2.9 million during the next twelve-month period, approximately $1.7 million of routine debt service amortization, $1.1 million of current maturities of other debt (including $0.6 million related to insurance financing), and a $0.1 million payment of bond debt.

Debt Extinguishment

On August 13, 2021, the Company received official notification from Fountainhead Commercial Capital, providers of our $0.2 million Paycheck Protection Program Loan (“PPP Loan”), that the full $0.2 million was forgiven by the SBA on July 9, 2021. Consequently the Company recorded a net gain of approximately $0.2 million on forgiveness of debt during the year ended December 31, 2021.

On September 30, 2021 the Company and the Exchange Bank of Alabama executed a $5.1 million Promissory Note with a 3.95% annual fixed interest rate and maturity date of October 10, 2026 (the “Coosa Credit Facility”). The Coosa Credit Facility, refinanced $5.1 million prime + 1.5% variable interest rate debt owed to Metro City Bank with a maturity date of January 31, 2036, (the “Coosa MCB Loan”). In conjunction with this Coosa Credit Facility refinance, the Company and the Exchange Bank of Alabama signed an agreement (the “Meadowood Credit Facility”), on October 1, 2021 that extended the maturity date on the $3.5 million Meadowood Credit Facility, as amended, in senior debt other mortgage indebtedness secured by the assets of Coosa and the assets of Meadowood, from May 1, 2022 to October 1, 2026.

The Coosa Credit Facility is secured by the assets of the Company’s subsidiary Coosa Nursing ADK, LLC (“Coosa”) which owns the 124-bed skilled nursing facility located in Glencoe, Alabama (the “Coosa Facility”) and the assets of the Company’s subsidiary Meadowood Property Holdings, LLC (“Meadowood”) which owns the 106-bed assisted living facility located in Glencoe, Alabama (the “Meadowood Facility”). The Company incurred approximately $0.1 million in new deferred financing fees and expensed approximately $0.1 million deferred financing fees associated with the Coosa MCB Loan.

Additionally on August 17, 2021, the Company extended the maturity date on approximately $0.5 million other debt from August 25, 2021 to August 25, 2023 (the “KeyBank Exit Notes”). For further information, see Note 8 – Notes Payable and Other Debt.

Debt Covenant Compliance

At September 30, 2022, the Company was in compliance with the various financial and administrative covenants related to all of the Company’s credit facilities.

Changes in Operational Liquidity

COVID-19. Many of our operators have reported incurring significant cost increases as a result of the COVID-19 pandemic. We believe these increases primarily stem from elevated labor costs, including increased use of overtime and bonus pay, as well as a significant increase in both the cost and usage of personal protective equipment, testing equipment, processes and supplies. In terms of occupancy levels, many of our operators have reported experiencing declines, in part due to the elimination or suspension of elective hospital procedures, fewer discharges from hospitals to SNFs, and higher hospital readmittances from SNFs. The COVID-19 pandemic may also lead to temporary closures of nursing facilities operated by our tenants, impairing our tenants’ ability to make their rental payments to us pursuant to their respective lease agreements.

Portfolio Stabilization Measures. In the past. our operators did not provide lease guarantees from affiliated entities. Given this, certain operators have terminated their leases in light of operational difficulties caused by the COVID-19 pandemic. While the Company is a self-managed real estate investment company that invests in real estate, when business conditions require, the Company undertakes portfolio stabilization measures. The table below summarizes the lease terminations since the onset of the COVID-19 pandemic and the Company’s resulting portfolio stabilization measures:

Date	Facility Name	Former Operator	Current Operator

January 2021	Powder Springs	Wellington Healthcare Services	Released to Empire Care Centers

January 2021	Tara	Wellington Healthcare Services	Regional Health (managed by Peach Health)

April 2022	Meadowood	C.R. Management	Regional Health (managed by Cavalier Senior Living Operations)

May 2022	LaGrange	C.R. Management	Regional Health (managed by Peach Health)

May 2022	Lumber City	Beacon Health Management	Regional Health (managed by Peach Health)

July 2022 August 2022	Thomasville Glenvue	C.R. Management C.R. Management	Regional Health (application pending) Regional Health (managed by Peach Health)

For more information, see Note 1 – Organization and Significant Accounting Policies, Note 6 – Leases and Note 12 – Segment Results.

Capital Requirements. Until the Company releases the facilities referenced above, the operation of these facilities will require additional working capital, which is partially offset by cash flow received from the operation of these facilities. Since January, 2021, the company Accounts Receivable and Accounts Payable for the Healthcare Services segment have grown to $4.3 million and $1.6 million, respectfully.

Evaluation of the Company’s Ability to Continue as a Going Concern

Under the accounting guidance related to the presentation of financial statements, the Company is required to evaluate, on a quarterly basis, whether or not the Company’s current financial condition, including its sources of liquidity at the date that the consolidated financial statements are issued, will enable the Company to meet its obligations as they come due arising within one year of the date of the issuance of the Company’s consolidated financial statements and to make a determination as to whether or not it is probable, under the application of this accounting guidance, that the Company will be able to continue as a going concern. The Company’s consolidated financial statements have been presented on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business.

In applying applicable accounting guidance, management considered the Company’s current financial condition and liquidity sources, including current funds available, forecasted future cash flows, the Company’s obligations due over the next twelve months, and the Company’s recurring business operating expenses.

The Company concluded that it is probable that the Company will be able to meet its obligations arising within one year of the date of issuance of these consolidated financial statements within the parameters set forth in the accounting guidance.

NOTE 2. LIQUIDITY

Overview

The Company intends to pursue measures to grow its operations, streamline its cost infrastructure and otherwise increase liquidity, including: (i) refinancing or repaying debt to reduce interest costs and mandatory principal repayments, with such repayment to be funded through potentially expanding borrowing arrangements with certain lenders; (ii) increasing future lease revenue through acquisitions and investments in existing properties; (iii) modifying the terms of existing leases; (iv) replacing certain tenants who default on their lease payment terms; and (v) reducing other and general and administrative expenses.

Management anticipates access to several sources of liquidity, including cash on hand, cash flows from operations, and debt refinancing during the twelve months from the date of this filing. At December 31, 2021, the Company had $6.8 million in unrestricted cash, including a Medicaid overpayment of $1.5 million received in the third and fourth quarter of 2021, which the Company expects to repay in the near future and is recorded in “Accrued Expenses” in the Company’s consolidated balance sheets as of December 31, 2021. During the twelve months ended December 31, 2021, the Company generated positive cash flow from continuing operations of $5.2 million (including the $1.5 million Medicaid overpayment) and anticipates continued positive cash flow from operations in the future, subject to the continued uncertainty of the COVID-19 pandemic and its impact on the Company’s business, financial condition, and results of operations.

In early 2020, the Company began on-going efforts to investigate alternatives to retire or refinance our outstanding Series A Preferred Stock through privately negotiated transactions, open market repurchases, redemptions, exchange offers, tender offers, or otherwise. Our ability to retire or refinance our outstanding Series A Preferred Stock will depend on the capital markets and our financial condition at such time. There can be no assurance that any such alternative will be pursued or accomplished, and we may not be able to engage in any of these activities or engage in any of these activities on desirable terms. Costs associated with these efforts have been expensed as incurred in “Other expense, net” and were $1.2 million and approximately $0.2 million for the year ended December 31, 2021 and December 31, 2020, respectively.

Series A Preferred Dividend Suspension

On June 8, 2018, the Board suspended quarterly dividend payments indefinitely with respect to the Series A Preferred Stock. As of December 31, 2021, as a result of the suspension of the dividend payment on the Series A Preferred Stock commencing with the fourth quarter 2017 dividend period, the Company has approximately $36.9 million of undeclared preferred stock dividends in arrears. The dividend suspension has provided the Company with additional funds to meet its ongoing liquidity needs. As the Company has failed to pay cash dividends on the outstanding Series A Preferred Stock in full for more than four dividends periods, the annual dividend rate on the Series A Preferred Stock for the fifth and future missed dividend periods has increased to 12.875%, which is equivalent to approximately $3.20 per share each year, commencing on the first day after the missed fourth quarterly payment (October 1, 2018) and continuing until the second consecutive dividend payment date following such time as the Company has paid all accumulated and unpaid dividends on the Series A Preferred Stock in full in cash.

Debt

As of December 31, 2021, the Company had $52.9 million in indebtedness, net of $1.3 million deferred financing and unamortized discounts. The Company anticipates net principal repayments of approximately $1.9 million during the next twelve-month period, which include approximately $1.7 million of routine debt service amortization, approximately $0.1 million payments on other non-routine debt and a $0.1 million payment of bond debt. For further information see Note 8 – Notes Payable and Other Debt.

Debt Refinance. On September 30, 2021, the Company and the Exchange Bank of Alabama executed a $5.1 million Promissory Note with a 3.95% annual fixed interest rate and maturity date of October 10, 2026 (the “Coosa Credit Facility”). The Coosa Credit Facility refinanced $5.1 million prime + 1.5% variable interest rate debt owed to Metro City Bank with a maturity date of January 31, 2036, (the “Coosa MCB Loan”). The Coosa Credit Facility is secured by the assets of the Company’s subsidiary Coosa Nursing ADK, LLC (“Coosa”) which owns the 124-bed SNF located in Glencoe, Alabama (the “Coosa Facility”) and the assets of the Company’s subsidiary Meadowood Property Holdings, LLC (“Meadowood”) which owns the 161-bed assisted living facility located in Glencoe, Alabama (the “Meadowood Facility”). The Company incurred approximately $0.1 million in new deferred financing fees and expensed approximately $0.1 million deferred financing fees associated with the Coosa MCB Loan.

Consequently, the Company recorded a net gain of approximately $0.1 million on extinguishment of debt during the three months ended September 30, 2021, consisting of the $0.2 million gain on forgiveness of the PPP Loan partially offset by $0.1 million of expensed deferred financing fees associated with the extinguishment of the Coosa MCB Loan.

Debt Modification. In conjunction with the September 30, 2021, Coosa Facility refinance, the Company and the Exchange Bank of Alabama signed an agreement on October 1, 2021, (the “Meadowood Credit Facility”), that extended the maturity date on the $3.5 million Meadowood Credit Facility, as amended, in senior debt other mortgage indebtedness secured by the assets of Coosa and the assets of Meadowood, from May 1, 2022, to October 1, 2026. Additionally on August 17, 2021, the Company extended the maturity date on approximately $0.5 million other debt from August 25, 2021, to August 25, 2023 (known as the “KeyBank Exit Notes”). For further information, see Note 8 – Notes Payable and Other Debt.

Debt Covenant Compliance

At December 31, 2021, the Company was in compliance with the various financial and administrative covenants related to all of the Company’s credit facilities.

Changes in Operational Liquidity

On December 1, 2020, the Company entered into the Wellington Lease Termination with the following affiliates of Wellington, 3223 Falligant Avenue Associates, L.P. (“Tara Tenant”) and 3460 Powder Springs Road Associates, L.P. (“Powder Springs Tenant”, and together with Tara Tenant, the “Wellington Tenants”). The Wellington Tenants subleased two of the Company’s eight Georgia facilities, leased under a prime lease, under agreements dated January 31, 2015, as subsequently amended (the “Wellington Subleases”). Per the Wellington Lease Termination, possession, custody, control and operation of the Tara Facility and Powder Springs Facility (the “Wellington Facilities”) transitioned from the Wellington Tenants to the Company (the “Wellington Transition”) at 12:01 a.m. on January 1, 2021 (the “Wellington Transition Date”), pursuant to the terms and provisions of the Operations Transfer Agreements (the “OTAs”), which the Company and the Wellington Tenants entered into in connection with the Wellington Lease Termination and which included customary termination events.

The OTAs were subject to customary closing conditions and representations and warranties. The Wellington Transition was subject to the Georgia Department of Community Health’s (“DCH”) approval of the Change in Ownership Applications (the “Applications”), which were filed by Regional on December 2, 2020. On the Wellington Transition Date, the Wellington Tenants: (i) paid all cash on hand at the Wellington Facilities to Regional; (ii) transferred and assigned, to the Company, all accounts receivable previously due to the Wellington Tenants as of the Wellington Transition Date; and (iii) entered into commercially reasonable Deposit Account Control Agreements with Regional with respect to all of the Wellington Tenants’ bank accounts that receive accounts receivable remittances. Additionally, on the Wellington Transition Date, the Company became liable for certain expenses, including approximately $1.7 million of bed taxes in arrears. On January 1, 2019, security agreements executed between the Company and the Wellington Tenants provided for certain of the Wellington Tenants assets as collateral to the Company in the event of any default under prior agreements with the Company (the “Security Agreements”). These Security Agreements survived the Wellington Transition and remain in full force and effect in order to assist Regional in collecting the accounts receivable.

Scheduled rent payments under the Wellington Subleases constituted approximately 23% of the Company’s anticipated annual revenue in 2020. As of December 31, 2020, Regional recorded an estimated allowance of $1.4 million against a rent receivable of $2.7 million from the Wellington Tenants. During the twelve months ended December 2021, the Company recorded $0.2 million in debt recovery due to collections exceeding our December 31, 2020, estimated allowance. During the twelve months ended December 30, 2021, the Company collected $3.4 million pursuant to the Wellington Lease Termination (excluding $0.2 million insurance refund) and paid $1.0 million to partially satisfy the Wellington Lease Termination obligation of approximately $1.7 million of bed taxes in arrears and approximately $0.1 million in net collection and other expenses. The Company provides no assurance that we will be able to collect any of the additional $1.1 million in rent arrears in excess of the net $1.6 million already collected.

Following the Wellington Lease Termination, effective January 1, 2021, Regional leased the Powder Springs Facility to PS Operator LLC (“PS Operator”), an affiliate of Empire, pursuant to a sublease (the “PS Sublease”). During the twelve months ended December 31, 2021, the Company recognized and collected $1.4 million of variable rent for the Powder Springs Facility replacing approximately $2.0 million of cash rent previously anticipated from the Wellington Tenant.

The Tara Facility operations performance, with a net loss of $1.8 million, subsequent to the Wellington Transition, during the twelve months ended December 31, 2021, has been insufficient to cover any of the rent the Company is obligated to pay under its lease, for further information see Note 9– Segment Results. On January 1, 2021, the Company entered into the Vero Management Agreement with Vero Health under which Vero Health provided management consulting services for the Tara Facility, which the Company now operates. Under the Management Agreement, Regional agreed to pay Vero Health a monthly management fee equal to 5% of the Adjusted Gross Revenues (as defined in the Vero Management Agreement) of the Tara Facility. On September 21, 2021, the Company notified Vero Health of Regional’s intention to terminate the Vero Management Agreement, effective October 1, 2021. Regional will continue to operate the Tara Facility and has entered into the Peach Management Agreement with Peach Health dated as of September 22, 2021, and effective October 1, 2021, to provide management consulting services for the Tara Facility. Affiliates of Peach Health also lease from Regional three facilities located in Georgia. The fixed Management fee Regional will pay Peach Health is 1% less than under the Vero Management Agreement, includes a minimum fee of $35,000, with additional percentages for meeting specified performance targets. For further information on the Peach Management Agreement see Note 6 – Leases and Note 9 – Segment Results for information on the Tara Facility performance.

For the first six months, the base rent under the PS Sublease for the Powder Springs Facility equaled the adjusted earnings before interest, depreciation, amortization and rent (“Adjusted EBITDAR) of PS Operator to the extent derived from the subleased facility. For months seven through twenty-four, the base rent will equal 80% of the Adjusted EBITDAR.

For the first three months, if Adjusted EBITDAR (as defined in the PS Sublease) was less than $0, PS Operator would not pay any base rent and the Company would reimburse PS Operator an amount equal to the amount by which each period’s Adjusted EBITDAR was less than $0. Beginning with the fourth month and thereafter, the PS Sublease became a “triple net” lease with PS Operator responsible for payment of all expenses in addition to rent. Under the Vero Management Agreement, Regional agreed pay Vero Health a monthly management fee equal to 5% of the Adjusted Gross Revenues (as defined in the Vero Management Agreement) for the Tara Facility and under the Peach Management Agreement Regional agreed to pay a monthly management fee equal to 4% with additional percentages for meeting specified performance targets. The Company will absorb all net profits or losses from the operation of the Tara Facility.

If the monthly average Adjusted EBITDAR of PS Operator is less than $100,000 for any consecutive three-month period after the sixth month of the PS Sublease, then the Company may terminate the PS Sublease subject to the conditions set forth in the PS Sublease.

The prior leases had a contracted cash rent of approximately $3.7 million for the twelve months ended December 31, 2021, which the above variable streams of income are replacing.

The Company, through one of its subsidiaries Meadowood, owns the Meadowood Facility, which the Company leases to CRM. On December 14, 2021, CRM and the ADPH entered into two Consent Agreements (one for the ALF and one for the SCALF) pursuant to which CRM will no longer be permitted to operate or manage the Meadow Facility. On December 14, 2021, the State Board of Health for the State of Alabama issued final administrative Consent Orders with respect to the Consent Agreements. The Consent Agreements provide, among other things, that: (i) on or before March 1, 2022, a new entity or individual responsible for the operation and management of the Meadowood Facility shall be identified; (ii) on or before April 1, 2022, the operation and management of the Meadowood Facility shall be relinquished to an entity or individual approved and licensed by the ADPH to operate the Meadowood Facility, effective April 1, 2022 or on such earlier date as may be agreed upon with the ADPH; and (iii) by April 15, 2022, if a proposed entity or individual has not received a license to operate the Meadowood Facility, or if for other reasons the operation and management of the Meadowood Facility is not or cannot be relinquished to an entity or individual licensed by the ADPH to operate the Meadowood Facility, then the Meadowood Facility shall (a) on April 15, 2022, send a written notice of discharge to each resident or resident sponsor, and (b) provide for the safe and appropriate discharge of each resident, and close and cease all operation of the Meadowood Facility, on or before June 1, 2022.

The Company leases the Meadowood Facility to CRM pursuant to a long-term, triple net operating lease, executed May 1, 2017, which provides for: (i) a 13-year initial term with one five-year renewal option; (ii) base rent of $37,500 per month; (iii) a rental escalator of 2.0% per annum in the initial term and 2.5% per annum in the renewal term; and (v) a security deposit equal to one month of base rent. The Consent Orders constitute an event of default by CRM under the lease, and the Company intends to exercise all of its rights and remedies under the lease and applicable law, including the termination of the lease. The Meadowood Facility constituted approximately 3% of the Company’s anticipated annual revenue in 2021. The Company provides no assurance that we will find a suitable replacement tenant for the Meadowood Facility, or that if a suitable replacement tenant is found, the Company may not be able to lease under terms that are as favorable to us as those currently in place. If the Company takes over operations of the Meadowood Facility the Company would be exposed to absorbing any losses generated, which per the unaudited statement of operations for the year ended December 31, 2021, cash outflow could be in excess of $0.5 million per year.

CRM is an affiliate of C. Ross Management, LLC (“C.R. Management”). In addition to the Meadowood Facility, the Company leases to affiliates of C.R. Management five of the Company’s facilities pursuant to triple net operating leases.

Additionally, pursuant to the $3.5 million Meadowood Credit Facility, the Company must obtain written consent from the Exchange Bank of Alabama to lease the Meadowood Facility to the proposed entity or individual approved by the ADPH. The Meadowood Credit Facility is cross collateralized with the $5.1 million Coosa Credit Facility. The Coosa Credit Facility is secured by the assets of Coosa which owns the Coosa Facility and the assets of the Company’s subsidiary Meadowood which owns the Meadowood Facility.

Evaluation of the Company’s Ability to Continue as a Going Concern

Under the accounting guidance related to the presentation of financial statements, the Company is required to evaluate, on a quarterly basis, whether or not the entity’s current financial condition, including its sources of liquidity at the date that the consolidated financial statements are issued, will enable the entity to meet its obligations as they come due within one year of the date of the issuance of the Company’s consolidated financial statements and to make a determination as to whether or not it is probable, under the application of this accounting guidance, that the entity will be able to continue as a going concern. The Company’s consolidated financial statements have been presented on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business.

In applying applicable accounting guidance, management considered the Company’s current financial condition and liquidity sources, including current funds available, forecasted future cash flows, the Company’s obligations due over the next twelve months as well as the Company’s recurring business operating expenses.

The Company is able to conclude that it is probable that the Company will be able to meet its obligations arising within one year of the date of issuance of these consolidated financial statements within the parameters set forth in the accounting guidance.